Revenue - Narrative (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disaggregation of Revenue [Line Items]
Increase in contract with customer, asset		$ 254.1		$ 278.9
Contract assets, transfer to accounts receivable		$ (250.7)		(192.5)
Performance obligation satisfied in previous period	$ 421.5		$ 447.0	$ 820.8	$ 894.5
Two Largest Customers | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk	36.00%			34.00%
Largest Customer | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk	20.00%		25.00%	20.00%	25.00%
Largest Customer | Accounts Receivable | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk		40.00%		31.00%
Second Largest Customer | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk	16.00%		13.00%	14.00%	12.00%
Second Largest Customer | Accounts Receivable | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk				13.00%
Three Largest Customers | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk			48.00%		48.00%
Third Largest Customer | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk			10.00%		11.00%